Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning	$ 919	$ 810
Cost, Balance at end of year	943	919
Accumulated amortization, Balance at beginning of year	(468)	(267)
Accumulated amortization, Balance at end of year	(753)	(468)
Total	190	451
Cost, Additions during year	45	207
Cost, Disposals during year	(21)	(98)
Accumulated amortization, Additions during year	(291)	(275)
Accumulated amortization, Disposals during year	6	74
Property [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning	763	639
Cost, Balance at end of year	763	763
Accumulated amortization, Balance at beginning of year	(413)	(204)
Accumulated amortization, Balance at end of year	(643)	(413)
Total	120	350
Cost, Additions during year		124
Cost, Disposals during year
Accumulated amortization, Additions during year	(230)	(209)
Accumulated amortization, Disposals during year
Motor Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
Cost, Balance at beginning	156	171
Cost, Balance at end of year	180	156
Accumulated amortization, Balance at beginning of year	(55)	(63)
Accumulated amortization, Balance at end of year	(110)	(55)
Total	70	101
Cost, Additions during year	45	83
Cost, Disposals during year	(21)	(98)
Accumulated amortization, Additions during year	(61)	(66)
Accumulated amortization, Disposals during year	$ 6	$ 74